Risk management - United States - SC USA - Exposure and impairment losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exposure and impairment losses
Maximum exposure to credit risk	€ 861,432	€ 943,903	€ 993,412
Impairment losses	23,422	21,567	20,970
Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	766,034	859,643	908,002
Impairment losses	4,458	3,980	3,823
Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	64,962	52,897	54,616
Impairment losses	5,461	4,311	4,644
Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	30,436	31,363	30,795
Impairment losses	13,503	13,276	12,504
Investment grade
Exposure and impairment losses
Maximum exposure to credit risk	498,642	558,295	692,683
Investment grade | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	489,518	552,763	685,507
Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	9,124	5,532	7,176
Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Speculation grade
Exposure and impairment losses
Maximum exposure to credit risk	332,354	354,245	269,935
Speculation grade | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	276,516	306,880	222,495
Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	55,838	47,365	47,439
Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Default
Exposure and impairment losses
Maximum exposure to credit risk	30,436	31,363	30,795
Default | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	30,436	31,363	30,795
United States | North America | Santander Consumer USA
Exposure and impairment losses
Maximum exposure to credit risk	29,042	29,003	29,355
Impairment losses	3,457	3,093	3,211
United States | North America | Santander Consumer USA | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	23,180	21,112	20,537
Impairment losses	911	859	824
United States | North America | Santander Consumer USA | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	4,843	6,291	6,600
Impairment losses	1,820	1,503	1,720
United States | North America | Santander Consumer USA | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	1,019	1,600	2,218
Impairment losses	726	731	667
United States | North America | Santander Consumer USA | Investment grade
Exposure and impairment losses
Maximum exposure to credit risk	1,701	1,043	224
United States | North America | Santander Consumer USA | Investment grade | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	1,689	1,029	224
United States | North America | Santander Consumer USA | Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	12	14	0
United States | North America | Santander Consumer USA | Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
United States | North America | Santander Consumer USA | Speculation grade
Exposure and impairment losses
Maximum exposure to credit risk	26,322	26,360	26,913
United States | North America | Santander Consumer USA | Speculation grade | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	21,491	20,083	20,313
United States | North America | Santander Consumer USA | Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	4,831	6,277	6,600
United States | North America | Santander Consumer USA | Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
United States | North America | Santander Consumer USA | Default
Exposure and impairment losses
Maximum exposure to credit risk	1,019	1,600	2,218
United States | North America | Santander Consumer USA | Default | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
United States | North America | Santander Consumer USA | Default | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
United States | North America | Santander Consumer USA | Default | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	€ 1,019	€ 1,600	€ 2,218